Earnings/(Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Basic earnings/(loss) per share

	2026	2025	2024
Ordinary shares in issue (000)	636 799	634 768	632 634
Adjustment for weighted number of ordinary shares in issue (000) (a)	(467)	(468)	(7 930)
Weighted number of ordinary shares in issue (000)	636 332	634 300	624 704
Adjustment for weighted number of treasury shares (000) (b)	(11 999)	(12 451)	(5 267)
Basic weighted average number of ordinary shares in issue (000)	624 333	621 849	619 437

SA Rand
	2026	2025 Restated[1]	2024 Restated[1]
Total net profit attributable to shareholders (million)	29 349	14 384	8 196
Total basic earnings per share (cents)	4 701	2 313	1 323
[1] Refer to note 38 for further detail on restatement.
(a)These are the weighted number of ordinary shares for the years presented. The 2024 amount includes 12 651 525 shares issued on 4 April 2024 as part of the new Harmony ESOP scheme. Refer to note 22 for the actual number of treasury shares that are in issue.
(b)These are the weighted number of treasury shares for the years presented. The increase in 2025 was due to the ESOP plan shares being weighted for a full 12-month period in 2025 compared to a five-month period in 2024. The impact of the shares on the basic weighted average number of shares was 11 951 993 in 2026 (2025: 12 404 035). Refer to note 22 for the actual number of treasury shares that are in issue.

Diluted earnings/(loss) per share

	2026	2025	2024
Weighted average number of ordinary shares in issue (000)	624 333	621 849	619 437
Potential ordinary shares (000) (a)	9 258	6 851	10 256
Weighted average number of ordinary shares for diluted earnings per share (000)	633 591	628 700	629 693

SA Rand
	2026	2025 Restated[1]	2024 Restated[1]
Total diluted earnings per share (cents)	4 632	2 288	1 302
[1]Refer to note 38 for further detail on restatement.
(a)The issue price and the exercise of share options issued to the employees include the fair value of any services to be supplied to the entity in the future under the share option or other share-based payment arrangements.
Disclosure of Dividends Declared

	SA Rand
	2026	2025	2024
Dividends declared (millions)	4 364	2 038	1 394
Dividend per share (cents)	685	321	222